Accounts Receivable: Schedule of Receivables (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net	$ 780,523	$ 783,066	$ 276,750
Trade accounts, net
Accounts receivable, net	538,198	510,709	$ 276,750
Premiums
Accounts receivable, net	211,182	211,360
Anticipated salvage and subrogation
Accounts receivable, net	$ 31,143	$ 60,997